Note 2 - Allowance For Loan Losses: Schedule of Allowance for Loan Losses (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Cosumer Loans
Financing Receivable, Nonaccrual	$ 30,738,299	$ 28,218,125
Real Estate Loans
Financing Receivable, Nonaccrual	1,264,462	1,189,848
Sales Finance Contracts
Financing Receivable, Nonaccrual	2,093,991	1,607,609
Financing Receivable, Nonaccrual	$ 34,096,752	$ 31,015,582